Segment Reporting - Summary of Share-based Compensation Expense (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	₸ (16,963)	₸ (20,859)	₸ (19,984)
Operating Segments | Payments
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	(6,436)	(7,200)	(5,946)
Operating Segments | Marketplace
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	(2,432)	(2,335)	(2,009)
Operating Segments | Fintech
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	₸ (8,095)	₸ (11,324)	₸ (12,029)